UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 100.06%

Consumer Discretionary — 26.05%
AFC Enterprises, Inc. *	17,000	$741,030
CST Brands, Inc.	22,088	658,222
D.R. Horton, Inc.	15,900	308,937
DISH Network Corp. – Class A	15,400	693,154
Dollar Tree, Inc. *	13,500	771,660
Domino’s Pizza, Inc.	11,400	774,630
EZCORP, Inc. - Class A *	44,000	742,720
H & R Block, Inc.	21,300	567,858
Home Depot, Inc./The	7,800	591,630
Lennar Corp. – Class A	9,400	332,760
Outerwall, Inc. *	13,600	679,864
Rent-A-Center, Inc.	16,300	621,030
Service Corporation International	37,500	698,250
Starbucks Corp.	10,100	777,397
Yum! Brands, Inc.	8,300	592,537

		9,551,679

Consumer Staples — 4.87%
Clorox Co./The	6,800	555,696
Dr. Pepper Snapple Group, Inc.	14,200	636,444
Wal-Mart Stores, Inc.	8,000	591,680

		1,783,820

Energy — 9.87%
Apache Corp.	7,300	621,522
Helmerich & Payne, Inc.	6,800	468,860
LinnCo LLC	21,800	636,124
Peabody Energy Corp.	22,200	382,950
SandRidge Energy, Inc. *	116,400	682,104
Southwestern Energy Co. *	13,500	491,130
Valero Energy Corp.	9,800	334,670

		3,617,360

Financials — 8.95%
Federated Investors, Inc. – Class B	21,900	594,804
First American Financial Corp.	30,400	740,240
KeyCorp	67,900	774,060
Regions Financial Corp.	63,000	583,380
Zions Bancorp.	21,500	589,530

		3,282,014

Health Care — 14.18%
Boston Scientific Corp. *	58,300	684,442
Bristol-Myers Squibb Co.	15,200	703,456
Cardinal Health, Inc.	14,100	735,315
IDEXX Laboratories, Inc. *	8,500	847,025
InVivo Therapeutics Holdings Corp. *	275,600	394,108
Patterson Companies, Inc.	19,600	787,920
Questcor Pharmaceuticals, Inc.	5,300	307,400
Zimmer Holdings, Inc.	9,000	739,260

		5,198,926

Industrials — 6.56%
Cummins, Inc.	3,550	471,688
Republic Services, Inc.	19,800	660,528
Stanley Black & Decker, Inc.	8,000	724,560
United Technologies Corp.	5,100	549,882

		2,406,658

Information Technology — 14.99%
Applied Materials, Inc.	31,800	557,772
Cirrus Logic, Inc. *	33,100	750,708
Cypress Semiconductor Corp.	49,400	461,396
Lam Research Corp. *	15,200	778,088
Paychex, Inc.	19,400	788,416
Symantec Corp.	26,600	658,350
TIBCO Software, Inc. *	25,500	652,545
Yahoo!, Inc. *	25,600	848,896

		5,496,171

Materials — 9.13%
Axiall Corp.	16,300	615,977
Cliffs Natural Resources, Inc.	25,100	514,550
EI du Pont de Nemours & Co.	12,200	714,432
Scotts Miracle-Gro Co./The – Class A	14,300	786,929
W.R. Grace & Co. *	8,200	716,680

		3,348,568

Telecommunication Services — 3.50%
AT&T, Inc.	19,500	659,490
Verizon Communications, Inc.	13,400	625,244

		1,284,734

Utilities — 1.95%
Aqua America, Inc.	28,937	715,612

Total Common Stocks (Cost $31,681,026)		36,685,542

Exchange-Traded Funds — 2.02%

ProShares UltraPro Short QQQ *	36,000	739,440

Total Exchange-Traded Funds (Cost $747,038)		739,440

Money Market Securities — 0.20%

Federated Prime Obligations Fund – Institutional Shares, 0.03% (a)	72,089	72,089

Total Money Market Securities (Cost $72,089)		72,089

Total Investments – 102.27% (Cost $32,500,153)		37,497,071

Liabilities in Excess of Other Assets – (2.27)%		(832,507)

TOTAL NET ASSETS – 100.00%		$36,664,564

(a)	Rate disclosed is the seven day yield as of September 30, 2013.
*	Non-income producing security.

IMS Strategic Income Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 17.24%

Energy — 10.94%
Lightstream Resources Ltd.	159,500	$1,146,805
LinnCo LLC	41,200	1,202,216
Pengrowth Energy Corp.	313,200	1,854,144

		4,203,165

Industrials — 2.05%
Diana Containerships, Inc.	106,240	402,650
Student Transportation, Inc.	60,900	383,061

		785,711

Information Technology — 1.24%
Cypress Semiconductor Corp.	51,000	476,340

Real Estate Investment Trust — 1.38%
Whitestone REIT, Series B	36,000	530,280

Utilities — 1.63%
Atlantic Power Corp.	145,500	627,105

Total Common Stocks (Cost $6,682,325)		6,622,601

Preferred Stocks — 2.65%

Citigroup, Inc., 7.125%, 9/30/2023	24,000	606,000
Hilton Hotels Corp., 8.000%, 8/15/2031	16,820	411,565

Total Preferred Stocks (Cost $964,553)		1,017,565

Corporate Bonds — 42.01%

Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,350,000	1,147,500
Bank of America Corp., 9.000%, 4/16/2027 (a) (e)	650,000	643,500
Bank of Nova Scotia, 9.000%, 7/29/2033 (a)	800,000	792,000
Barclays Bank PLC, 7.625%, 11/21/2022	600,000	596,250
Barclays Bank PLC, 8.000%, 4/28/2023 (a)	800,000	757,280
Bridgemill Finance, LLC, 8.000%, 7/15/2017 (b) (e)	999,906	994,906
Chukchansi Economic Development Authority, 9.750%, 5/30/2020 (b)	2,227,651	1,303,176
Citigroup, Inc., 8.000%, 1/30/2023 (a)	448,000	448,896
Gentiva Health Services, Inc., 11.500%, 9/1/2018	1,000,000	1,042,500
Goldman Sachs Group, Inc./The, 10.000%, 10/31/2022 (a)	500,000	499,630
JC Penney Corp., Inc., 6.875%, 10/15/2015	800,000	732,000
JC Penney Corp., Inc., 7.950%, 4/1/2017	600,000	517,500
Marina District Finance Co., Inc., 9.500%, 10/15/2015	697,000	732,721
Molycorp, Inc., 10.000%, 6/1/2020	750,000	751,875
Morgan Stanley, 12.000%, 8/30/2028 (a)	350,000	353,500
Morgan Stanley, 12.000%, 3/25/2031 (a)	600,000	635,166
Morgan Stanley, 9.000%, 6/30/2031 (a)	900,000	918,000
NII Capital Corp., 7.625%, 4/1/2021	1,100,000	786,500
O&G Leasing, LLC, 10.500%, 9/15/2013 (b) (c) (e) (f)	1,530,000	1,101,600
Plaza of Orlando Condominium Finance Co. LLC/The, 5.500%, 5/15/2031 (b) (e) (f)	361,000	252,700
Prospect Capital Corp., 5.875%, 3/15/2023	600,000	580,076
Thornton Drilling Co., 5.000%, 6/15/2018 (e) (f)	659,773	554,209

Total Corporate Bonds (Cost $16,921,970)		16,141,485

Reverse Convertible Bonds — 7.36%

Barclays Bank PLC, 15.000%, 10/15/2013	600,000	604,440
JPMorgan Chase & Co., 8.150%, 4/28/2014	800,000	815,920
JPMorgan Chase & Co., 18.000%, 1/24/2014	800,000	809,920
Royal Bank of Canada, 11.750%, 10/16/2013	600,000	598,500

Total Reverse Convertible Bonds (Cost $2,800,000)		2,828,780

Municipal Bonds — 1.26%

Peralta California Community College District, 7.309%, 8/1/2031	460,000	484,076

Total Municipal Bonds (Cost $520,489)		484,076

Foreign Bonds Denominated in US Dollars — 20.10%

Cash Store Financial Services, Inc./The, 11.500%, 1/31/2017 (b)	1,289,000	872,668
Ceagro Agricola, Ltd. 10.750%, 5/16/2016 (b)	800,000	800,472
Consolidated Minerals Ltd., 8.875%, 5/1/2016 (b)	600,000	610,500
Newland International Properties Corp., 9.500%, 7/3/2017 (b)	1,301,144	949,835
Oceanografia SA de CV, 11.250%, 7/15/2015 (b)	1,150,000	1,023,500
Panama Canal Railway Co., 7.000%, 11/1/2026 (b) (g)	613,200	607,068
Petroleos de Venezuela SA, Series 2014, 4.900%, 10/28/2014	900,000	849,150
Petroleos Mexicanos, 7.650%, 11/24/2021 (b) (h)	612,992	606,785
Provincia de Buenos Aires, 9.625%, 4/18/2028 (b)	1,000,000	695,000
UPM-Kymmene Oyj, 7.450%, 11/26/2027 (b)	700,000	707,000

Total Foreign Bonds Denominated in US Dollars (Cost $8,129,590)		7,721,978

Money Market Securities — 3.19%

Federated Prime Obligations Fund – Institutional Shares, 0.03% (d)	1,223,664	1,223,664

Total Money Market Securities (Cost $1,223,664)		1,223,664

Total Investments – 93.81% (Cost $37,242,590)		36,040,149

Other Assets in Excess of Liabilities – 6.19%		2,378,659

TOTAL NET ASSETS – 100.00%		$38,418,808

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2013.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	In default.
(d)	Rate disclosed is the seven day yield as of September 30, 2013.
(e)	This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(f)	Security is illiquid at September 30, 2013, at which time the aggregate value of illiquid securities is $10,525,210 or 27.40% of net assets.
(g)	Asset Backed Security.
(h)	Security initially issued in Mexican Pesos and converted at time of acquisition to U.S. Dollars.

IMS Dividend Growth Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.05%

Consumer Discretionary — 12.83%
Buckle, Inc./The	4,150	$224,307
Hasbro, Inc.	4,500	212,130
Iao Kun Group Holding Co. Ltd.	52,462	204,602
McDonalds Corp.	2,060	198,193
NIKE, Inc. – Class B	3,000	217,920

		1,057,152

Consumer Staples — 7.55%
Coca-Cola Co./The	4,200	159,096
Philip Morris International, Inc.	2,350	203,486
Safeway, Inc.	8,100	259,119

		621,701

Energy — 12.40%
China Petroleum and Chemical Corp. ADR	2,306	180,537
Lightstream Resources Ltd.	23,735	170,655
LinnCo. LLC	5,500	160,490
Royal Dutch Shell plc ADR	2,115	138,913
Seadrill Ltd.	4,810	216,835
Total SA ADR	2,662	154,183

		1,021,613

Financials — 12.03%
AllianceBernstein Holding LP	10,070	199,990
Bank of Nova Scotia	2,255	129,234
BGC Partners, Inc. – Class A	31,640	178,766
Federated Investors, Inc. – Class B	7,517	204,162
National Australia Bank Ltd. ADR	3,790	122,000
Wells Fargo & Co.	3,800	157,016

		991,168

Health Care — 6.94%
Johnson & Johnson	2,480	214,991
National Healthcare Corp.	4,400	207,988
Sanofi ADR	2,935	148,599

		571,578

Industrials — 15.29%
Boeing Co./The	2,145	252,037
Copa Holdings SA – Class A	1,155	160,164
Diana Containerships, Inc.	20,100	76,179
Healthcare Services Group, Inc.	8,930	230,037
Norfolk Southern Corp.	2,000	154,700
Siemens AG ADR	1,735	209,085
TAL International Group, Inc.	3,800	177,574

		1,259,776

Information Technology — 16.17%
Apple, Inc.	435	207,386
Cisco Systems, Inc.	8,500	199,070
Cypress Semiconductor Corp.	18,240	170,362
Diebold, Inc.	5,500	161,480
IAC/InterActiveCorp.	3,710	202,826
Intel Corp.	8,430	193,216
Microchip Technology, Inc.	4,900	197,421

		1,331,761

Materials — 4.74%
BHP Billiton Ltd. ADR	2,925	194,512
Dow Chemical Co./The	5,100	195,840

		390,352

Real Estate Investment Trust — 3.00%
New Residential Investment Corp.	20,200	133,724
Newcastle Investment Corp.	20,200	113,524

		247,248

Telecommunication Services — 6.76%
CenturyLink, Inc.	4,000	125,520
Rogers Communications, Inc. – Class B	2,680	115,267
Telecom Corporation of New Zealand Ltd. ADR	15,303	145,838
Verizon Communications, Inc.	3,650	170,309

		556,934

Utilities — 1.34%
CPFL Energia S.A. ADR	6,380	110,055

Total Common Stocks (Cost $7,536,402)		8,159,338

Money Market Securities — 0.78%

Federated Prime Obligations Fund – Institutional Shares, 0.03% (a)	64,037	64,037

Total Money Market Securities (Cost $64,037)		64,037

Total Investments – 99.83% (Cost $7,600,439)		8,223,375

Other Assets in Excess of Liabilities – 0.17%		14,072

TOTAL NET ASSETS – 100.00%		$8,237,447

(a)	Rate disclosed is the seven day yield as of September 30, 2013.

ADR — American Depositary Receipt

IMS Funds

Related Notes to the Schedule of Investments

September 30, 2013

(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Writing Options - Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

The Funds did not hold any derivative instruments as of September 30, 2013.

IMS Funds

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as the financial condition of underlying issuers, anticipated restructuring settlements, and expected liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor

IMS Funds

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, multiples of earnings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Pricing Committee of the Board is charged with monitoring the fair valuation policies of the Trust. Huntington Asset Services, Inc. (the Trust’s service provider) has established the Valuation Review Committee (“VRC”) to assist in monitoring all securities that are manually priced. After deciding that a security should be priced using unobservable inputs, the Advisor is required to complete a worksheet that indicates a) the reason for pricing the security using unobservable inputs and b) the fair valuation methods and justification for using them. The VRC will analyze the Advisor’s reasons for using unobservable inputs and also analyze the methods used for reasonableness. The VRC generally meets on a weekly basis to review any new manually priced securities as well as to confirm that existing fair valuation methods continue to be valid and reasonable. On a quarterly basis, the Pricing Committee of the Board reviews reports of securities that were manually priced during the quarter and the Advisor’s fair valuation worksheets. Based on its review, the Pricing Committee determines whether to ratify fair value pricing methodologies.

IMS Funds

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

The following is a summary of the inputs used to value the IMS Capital Value Fund’s (the “Value Fund”) investments as of September 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 -Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks*	$36,685,542	$—	$—	$36,685,542
Exchange Traded Fund	739,440	—	—	739,440
Money Market	72,089	—	—	72,089

Total	$37,497,071	$—	$—	$37,497,071

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended September 30, 2013, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the IMS Strategic Income Fund’s (the “Income Fund”) investments as of September 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,622,601	$—	$—	$6,622,601
Preferred Securities	1,017,565	—	—	1,017,565
Corporate Bonds	—	12,594,569	3,546,916	16,141,485
Reverse Convertible Bonds	—	2,828,780	—	2,828,780
U.S. Municipal Bonds	—	484,076	—	484,076
Foreign Bonds	—	7,721,978	—	7,721,978
Money Market Securities	1,223,664	—	—	1,223,664

Total	$8,863,830	$23,629,403	$3,546,916	$36,040,149

*	Refer to the Schedule of Investments for industry classifications. conformity with guidelines adopted by and subject to review by the Board.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2013	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013
Corporate Bonds	3,413,907	—	(1,904)	44,842	150,000	(59,929)	—	—	3,546,916
Total	$3,413,907	$—	$(1,904)	$44,842	$150,000	$(59,929)	$—	$—	$3,546,916

IMS Funds

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of September 30, 2013 for the Income Fund:

Quantitative information about Level 3 fair value measurements

	Fair value at 9/30/2013	Valuation technique(s)	Unobservable input	Range
Corporate bonds	$2,445,316	Market based	Dealer quote or historical prices	—
	$1,101,600	Discounted cash flow	Discount rate	14.4	%(1)
			Anticipated number of payments	32	(1)
			Anticipated frequency of payment	Quarterly	(2)

(1)	A significant increase in the input in isolation would result in a significantly lower fair valuation measurement.
(2)	A significant increase in this input in isolation would result in a significantly higher fair valuation measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2013 was $44,842 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	44,842

Total	$44,842

The Fund had no transfers between any levels at any time during the reporting period. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the IMS Dividend Growth Fund’s (the “Dividend Growth Fund”) investments as of September 30, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$8,159,338	$—	$—	$8,159,338
Money Market Securities	64,037	—	—	64,037

Total	$8,223,375	$—	$—	$8,223,375

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended September 30, 2013, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS Funds

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At September 30, 2013, the aggregate value of such securities amounted to $10,525,210 and value amounts to 27.40% of the net assets of the Income Fund.

IMS Funds

Related Notes to the Schedule of Investments - continued

September 30, 2013

(Unaudited)

			Shares or
	Acquisition		Principal	Amortized	Fair
	Date		Amount	Cost	Value
Bridgemill Finance, LLC, 8.000%, 7/15/2017	7/12/2007	(a)	$999,906	$999,906	$994,906
Cash Store Financial Services, 11.500%, 01/31/2017	5/21/2012	(b)	$1,289,000	1,156,156	872,668
Ceagro Agricola, Ltd. 10.75%, 5/16/2016	2/2/2011		$800,000	787,519	800,472
Chukchanski Economic Development Authority, 9.750%, 05/30/2020	4/25/2011	(c)	$2,227,651	1,734,135	1,303,176
Consolidated Minerals Ltd, 8.875%, 05/01/2016	9/6/2013		$600,000	602,976	610,500
Newland International Properties Corp., 9.500%, 7/3/2017	6/3/2011	(d)	$1,301,144	1,058,992	949,835
O&G Leasing, LLC, 10.500%, 9/15/2013	4/4/2007	(e)	$1,530,000	1,512,436	1,101,600
Oceanografia SA de CV, 11.250%, 7/15/2015	12/6/2012	(f)	$1,150,000	986,823	1,023,500
Panama Canal Railway Co., 7.000%, 11/1/2026	2/27/2013		$613,200	592,305	607,068
Petroleos Mexicanos, 7.650%, 11/24/2021	3/13/2013		$612,992	696,455	606,785
Plaza Orlando Condo Association, Inc., 5.500%, 5/15/2031	8/30/2006	(g)	$361,000	327,997	252,700
Provincia de Buenos Aires, 9.625%, 4/18/2028	11/12/2010		$1,000,000	871,244	695,000
UPM-Kymmene Oyj, 7.450%, 11/26/2027	3/24/2010		$700,000	592,086	707,000

				$11,919,030	$10,525,210

(a)	Purchased on various dates beginning 7/12/2007.
(b)	Purchased on various dates beginning 5/21/2012.
(c)	Purchased on various dates beginning 4/25/2011.
(d)	Purchased on various dates beginning 6/3/2011.
(e)	Purchased on various dates beginning 4/4/2007.
(f)	Purchased on various dates beginning 12/6/2012.
(g)	Purchased on various dates beginning 8/30/2006.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of November xx, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date        11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date         11/27/13

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date         11/27/13